Scudder
                                                                     Investments

Supplement to the currently effective prospectus of each of the listed funds:


Asset Allocation Funds                                             Growth/Large Cap Funds

   Scudder Pathway Series: Conservative Portfolio, Class A,B,C        Scudder Focus Growth Fund (formerly Kemper Large Company
   Scudder Pathway Series: Moderate Portfolio, Class A,B,C              Growth Fund), Class A,B,C
   Scudder Pathway Series: Growth Portfolio, Class A,B,C
                                                                      Scudder Growth Fund
Bank Loan Fund                                                          (formerly Kemper Growth Fund), Class A,B,C,I

   Scudder Floating Rate Fund (formerly Kemper Floating Rate          Scudder Large Company Growth Fund, Class A,B,C,I
     Fund), Class A,B,C
                                                                   Income Funds
Core Global/International Fund
                                                                      Scudder High-Yield Fund (formerly Kemper High Yield Fund),
   Scudder International Fund, Class A,B,C,I                            Class A,B,C,I

Core/Index Fund                                                       Scudder Strategic Income Fund (formerly Kemper Strategic
                                                                        Income Fund), Class A,B,C,I
   Scudder S&P 500 Stock Fund (formerly Kemper S&P 500 Index
     Fund), Class A,B,C                                               Scudder U.S. Government Securities Fund (formerly Kemper U.S.
                                                                        Government Securities Fund), Class A,B,C,I
Core/Large Cap Funds
                                                                   Income/Money Market Fund
   Scudder Blue Chip Fund
     (formerly Kemper Blue Chip Fund), Class A,B,C,I                  Scudder Cash Reserves Fund (formerly Kemper Cash Reserves
                                                                        Fund), Class A,B,C,I
   Scudder Focus Value+Growth Fund
     (formerly Kemper Value+Growth Fund), Class A,B,C,I            National Tax-Free Income Funds

   Scudder Growth and Income Fund, Class A,B,C                        Scudder High-Yield Tax-Free Fund, Class A,B,C

   Scudder Research Fund                                           Regional/International Funds
     (formerly Kemper Research Fund), Class A,B,C
                                                                      Scudder Greater Europe Growth Fund, Class A,B,C
   Scudder Total Return Fund
     (formerly Kemper Total Return Fund), Class A,B,C,I               Scudder New Europe Fund (formerly Kemper New Europe Fund),
                                                                        Class A,B,C
Core/Target Equity Funds
                                                                   Sector Funds
   Scudder Retirement Fund -- Series III (formerly Kemper
     Retirement Fund -- Series III)                                   Scudder-Dreman Financial Services Fund (formerly
                                                                        Kemper-Dreman Financial Services Fund), Class A,B,C
   Scudder Retirement Fund -- Series IV (formerly Kemper
     Retirement Fund -- Series IV)                                    Scudder Health Care Fund, Class A,B,C,I

   Scudder Retirement Fund -- Series V (formerly Kemper               Scudder Technology Fund (formerly Kemper Technology Fund),
     Retirement Fund -- Series V)                                       Class A,B,C,I

   Scudder Retirement Fund -- Series VI (formerly Kemper              Scudder Technology Innovation Fund, Class A,B,C
     Retirement Fund -- Series VI)
                                                                   State Tax-Free Income Funds
   Scudder Retirement Fund -- Series VII (formerly Kemper
     Retirement Fund -- Series VII)                                   Scudder California Tax-Free Income Fund (formerly Kemper
                                                                        California Tax-Free Income Fund), Class A,B,C
   Scudder Target 2010 Fund (formerly Kemper Target 2010 Fund)
                                                                       Scudder Florida Tax-Free Income Fund (formerly Kemper Florida
   Scudder Target 2011 Fund (formerly Kemper Target 2011 Fund)          Tax-Free Income Fund), Class A,B,C

   Scudder Worldwide 2004 Fund (formerly Kemper Worldwide             Scudder New York Tax-Free Income Fund (formerly Kemper New
     2004 Fund)                                                         York Tax-Free Income Fund), Class A,B,C

Global/International Funds                                         Value Funds

   Scudder Global Discovery Fund (formerly also known as Kemper       Scudder Contrarian Fund (formerly Kemper Contrarian Fund),
     Global Discovery Fund), Class A,B,C                                Class A,B,C,I

   Scudder International Research Fund (formerly Kemper               Scudder Dividend & Growth Fund, Class A,B,C
     International Research Fund), Class A,B,C
                                                                      Scudder-Dreman High Return Equity Fund (formerly
Growth/Aggressive Funds                                                 Kemper-Dreman High Return Equity Fund), Class A,B,C,I

   Scudder Aggressive Growth Fund (formerly Kemper Aggressive         Scudder Small Cap Value Fund
   Growth Fund), Class A,B,C,I                                          (formerly Kemper Small Cap Value Fund), Class A,B,C,I

   Scudder Small Capitalization Equity Fund (formerly Kemper Small
     Capitalization Equity Fund), Class A,B,C,I

   Scudder 21st Century Growth Fund, Class A,B,C

As you may know, the Scudder funds and Kemper funds, which are both managed by Zurich Scudder Investments, Inc. ("Zurich Scudder") (formerly Scudder Kemper Investments, Inc.), have recently undergone a restructuring program to reorganize and combine the two fund families in response to changing industry conditions and investor needs in order to create one streamlined, multi-class family of funds under the Scudder brand. This supplement reflects the changes to the prospectuses for the funds listed above as a result of this restructuring:

Fees and Expenses

For all funds, except Scudder Dividend & Growth Fund, Scudder Greater Europe Growth Fund, Scudder Growth and Income Fund, Scudder Health Care Fund, Scudder International Fund, Scudder Large Company Growth Fund, Scudder Pathway Series:
Conservative Portfolio, Scudder Pathway Series: Moderate Portfolio, Scudder Pathway Series: Growth Portfolio and Scudder Technology Innovation Fund:

Effective July 1, 2001, each fund will implement a Rule 12b-1 Plan with respect to its Class A1 shares and an Amended and Restated Rule 12b-1 Plan with respect to its Class B and C shares (each, a "Plan").2 Each Plan has been adopted for the purpose of authorizing the payment currently made by each Class of the shareholder services fee to the funds' distributor pursuant to Rule 12b-1. The Plans do not change the shareholder services fee rate and the implementation of a Plan will not result in any increase in fees or expenses for that Class.

For all former Kemper Funds (except Scudder Cash Reserves Fund), Scudder 21st Century Growth Fund and Scudder High-Yield Tax-Free Fund:

Each fund has entered into an administrative services agreement with Zurich Scudder (the "Administrative Agreement"), pursuant to which Zurich Scudder will provide or pay others to provide substantially all of the administrative services required by each Class of a fund (other than those provided by Zurich Scudder under its investment management agreement with the fund) in exchange for the payment by each fund of a fixed rate administrative services fee. The Administrative Agreement will remain in effect for an initial term ending September 30, 2003. The fee rates for each fund are set forth in each fund's Statement of Additional Information.

Investment Policies and Strategies

For Scudder Cash Reserves Fund only:

Shareholders of the fund have approved a change in the fund's concentration policy that allows the fund to have greater investment flexibility. Prior to this change, the fund was required to invest 25% or more of its assets in securities issued by banks. This change will permit the fund, but not require it, to concentrate (i.e., invest more than 25% of its net assets) in government securities and instruments issued by domestic banks.

For Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund, the following amends information relating to the fund's portfolio maturity under each fund's main investment strategy:

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5.5 and 9.5 years. An increase in the fund's duration could make it more sensitive to market interest rate risk.

The Portfolio Managers

The following funds have changed their portfolio management teams. The new teams are noted below:

  Gary A. Langbaum                        Jesse Stuart
  Co-Lead Portfolio Manager               Co-Lead Portfolio Manager
    o Began investment career in 1970        o Began investment career in 1996
    o Joined the advisor in 1988             o Joined the advisor in 1996
    o Joined the fund team in 2001           o Joined the fund team in 2001


Scudder Growth Fund

  Gary A. Langbaum                        Jesse Stuart
  Co-Lead Portfolio Manager               Co-Lead Portfolio Manager
    o Began investment career in 1970        o Began investment career in 1996
    o Joined the advisor in 1988             o Joined the advisor in 1996
    o Joined the fund team in 2001           o Joined the fund team in 2001

1 Each Target Equity Fund only has one outstanding class of shares. Only the discussion that relates to Class A shares applies to the shares of the Target Equity Funds.

2 Scudder Floating Rate Fund will implement a Rule 12b-1 Plan even though the fund, as a closed-end fund, is not subject to the provisions of Rule 12b-1 under the Investment Company Act of 1940. That fund's current plan of distribution for Class B and Class C shares contains provisions that are consistent with the requirements of Rule 12b-1 and the new distribution plans also contain provisions that are consistent with the requirements of that Rule.

Scudder Large Company Growth Fund

  Gary A. Langbaum                        Jesse Stuart
  Co-Lead Portfolio Manager               Co-Lead Portfolio Manager
    o Began investment career in 1970        o Began investment career in 1996
    o Joined the advisor in 1988             o Joined the advisor in 1996
    o Joined the fund team in 2001           o Joined the fund team in 2001

Scudder Pathway Series: Conservative, Moderate and Growth Portfolios

  Maureen F. Allyn                        Shahram Tajbakhsh
    o Began investment career in 1989        o Began investment career in 1991
    o Joined the advisor in 1989             o Joined the advisor in 1996
    o Joined the fund team in 1996           o Joined the fund team in 1999

Scudder Small Cap Value Fund

  Robert D. Tymoczko                      Stephen Marsh
  Lead Portfolio Manager                     o Began investment career in 1980
    o Began investment career in 1992        o Joined the advisor in 1997
    o Joined the advisor in 1997             o Joined the fund team in 2001
    o Joined the fund team in 2001


Dividends and Distributions

For all National Tax-Free Income and State Tax-Free Income Funds: All wires received will begin to accrue dividends the next business day after your purchase is processed.


Purchase and Redemption Information

For all funds:

The names of the funds' principal underwriter and distributor and the funds' shareholder services agent have changed from Kemper Distributors, Inc. and Kemper Service Company to Scudder Distributors, Inc. and Scudder Investments Service Company, respectively.
\For all funds:

Each fund has adopted the following changes to its policies relating to buying, exchanging and selling shares.

o    The minimum initial investment amount for IRA accounts is $500

o The minimum additional investment amount for regular accounts and wire purchases is $50

o    There is a $50 minimum for exchanges between existing accounts

o    There is a $50 minimum for QuickBuy/QuickSell (formerly called
     EXPRESS-Transfer)

o When you want to sell more than $100,000 worth of shares, you will usually need to place your order in writing and include a signature guarantee

o Go to scudder.com to get up-to-date information, review balances or even place orders for exchanges


Performance History

For Class A shares of Scudder U.S. Government Securities Fund only: The annual total return, including the effect of the maximum sales load, for the calendar year ended December 31, 1999 was -4.17%.

June 30, 2001